Annual Fund Operating Expenses - Extended Market Index Fund - None or same as Fund Name	May 01, 2021
Operating Expenses:
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses